Restructuring, Impairment and Plant Closing and Transition Costs - Accrued Liabilities by Initiatives (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued liabilities by initiatives
Accrued liabilities	$ 22	$ 19	$ 16	$ 32
2019 and prior initiatives
Accrued liabilities by initiatives
Accrued liabilities	8	9
Initiatives2020
Accrued liabilities by initiatives
Accrued liabilities	$ 14	$ 10